Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 237,462	$ 130,309
Receivable from government authorities	201	582
Input tax credit	697,214	140,432
Other receivables	25,971	27,690
Total	$ 960,848	$ 299,013